Label	Element	Value
Amplify TLT U.S. Treasury 12% Option Income ETF | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	73.50%
Amplify TLT U.S. Treasury 12% Option Income ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.70%
Amplify TLT U.S. Treasury 12% Option Income ETF | iShares 20+ Year Treasury Bond ETF, Expiration: 04/02/2026; Exercise Price: 86.00 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)